Financial Assets at Amortised Cost - Other Financial Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Financial Assets [Abstract]
Financial assets pledged as collateral	$ 10,972,890	$ 8,057,680
Other receivables	8,776,296	6,483,728
Receivable from financial institution for spot transactions pending settlement	1,114,396	345,148
Receivable from non-financial institution for spot transactions pending settlement	104,249	37,818
Others	137,905	219,741
Allowances for loan losses	(264,371)	(308,153)
TOTAL	$ 20,841,365	$ 14,835,962